9. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 03, 2017	Aug. 01, 2017	Mar. 14, 2017	Jan. 17, 2017	Jan. 10, 2017
Shares authorized	233,333,334		233,333,334	233,333,334
Reverse stock split				1-for-3 reverse stock split on November 4, 2016
Common shares outstanding	8,202,794		7,610,794	4,010,649
Preferred stock issued	3,530		3,530	4,895
Preferred stock outstanding	3,530		3,530	4,895
Proceeds from Warrant Exchange, Net	$ 0	$ 3,400,658	$ 3,401,924	$ 0
Common Stock [Member]
Conversion of preferred stock, common stock issued			455,000
Series A Convertible Preferred Stock [Member]
Conversion of preferred stock, preferred stock converted			1,365
Convertible Preferred [Member]
Conversion price			$ 3.00
Private Transaction [Member]
Stock issued upon conversion of warrants, shares			1,171,689
Proceeds from Warrant Exchange			$ 3,866,573
Payment of offering costs			464,649
Proceeds from Warrant Exchange, Net			$ 3,401,924
Stock issued new, shares			1,171,689
Direct Offering [Member]
Stock price					$ 3.90
Stock issued new, shares			1,647,691
Private Placement [Member]
Stock issued new, shares			1,647,691
Direct Offering and Private Placement [Member]
Gross proceeds from sale of stock			$ 6,425,995
Consultant 2 [Member]
Stock price							$ 5.95
Stock issued for services, shares			8,410
Consultant [Member]
Stock price						$ 4.99
Stock issued for services, shares			6,012
SPHE [Member]
Issuance of Common Shares for Debt Extinguishment (in shares)			301,231
Stock price									$ 4.945
SPHE [Member] | Consultant [Member]
Stock price								$ 4.945
Stock issued for services, shares			10,112